Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions
Schedule of provisions

	Consolidated Group
Skr mn	December 31, 2023	December 31, 2022
Pension liabilities[1]	10	8
Long term employee benefit	3	7
Off balance, expected credit losses[2]	38	13
Total	51	28
1	See Note 5.
2	Provisions for expected credit losses for off-balance-sheet exposures, in accordance with IFRS 9, see Note 9.